Financial instruments and risk management (Details 6) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	$ 6,293,635	$ 6,200,636
Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	4,678,133	4,426,167
Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	912,691	974,357
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	1,272,239	979,089
Not later than one year [member] | Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	693,477	626,683
Not later than one year [member] | Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	319,413	81,426
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	5,021,396	5,221,547
Later than one year and not later than five years [member] | Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	3,984,656	3,799,484
Later than one year and not later than five years [member] | Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	593,278	892,931
Pre Delivery Payments Facilities [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	200,518	360,982
Pre Delivery Payments Facilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	176,949	215,393
Pre Delivery Payments Facilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	23,569	145,589
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	106,679	119,234
Asset Backed Trust Notes [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	33,627	24,669
Asset Backed Trust Notes [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	73,052	94,565
Other Financing Agreements [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	395,614
Other Financing Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	48,773
Other Financing Agreements [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	$ 346,841
Working Capital Facilities [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		319,896
Working Capital Facilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		30,918
Working Capital Facilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		$ 288,978